Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
2.	Acquisitions

2.1 Acquisition of CHCS Services Inc. ("CHCS")

Effective June 9, 2010, Patni USA acquired 100% equity interest in CHCS. CHCS is a Third Party Administrator ("TPA") providing services to insurance companies. The primary purpose for the acquisition was to step into a new line of business as a TPA in the insurance and healthcare sector, which will enhance Patni's existing BPO capabilities to deliver end-to-end platform based solution and TPA services to insurance providers' back office transactions. With this acquisition, Patni has created a new hub in Pensacola, Florida. As part of acquisition, Patni obtained an assembled and trained work force of 250 employees. A considerable expenditure for recruiting, selecting and training would be required to replace these employees with individuals of comparable skills and expertise. The value of assembled and trained workforce is not included in purchase price summary but is included with the residual value of goodwill. The terms of the Stock Purchase Agreement provided for payment of cash consideration of $6.0 million and an amount equal to the working capital to the selling shareholders. Acquisition-related expenses incurred by the Company amounted to $0.6 million which has been recorded under selling, general and administrative expenses. This transaction has been accounted using the acquisition method of accounting.

The purchase price of $7.3 million has been allocated to the acquired assets and assumed liabilities based on management's estimates and independent valuation as summarized below (dollars in thousands):

Particulars	Amount
Cash	$52
Net current assets	1,244
Property and equipment	572
Intangibles:
- Customer contracts	1,200
- Technology platform	100
- Trademark	617
Deferred tax liabilities	(543)
Goodwill	4,042

Total purchase price	$7,284

Goodwill included $1.5 million which is deductible for tax purposes as per local taxation laws in the United States of America.

2.2 Equity affiliate

In June 2010, Patni Computer Systems Japan Inc. entered into Joint Venture Agreement (49% ownership interest) with J R Kyushu System Solutions Inc. The Joint Venture Company J R Kyushu Patni Systems Inc. has been incorporated on July 1, 2010. The Company has management influence on this Company, however does not control it, and hence accounted for using equity method. The Company has invested $0.6 million (Japanese Yen 49.0 million) and recognized equity income of $0.1 million and an equity loss of $0.1 million for the period from May 16, 2011 through December 31, 2011 and for the period from January 1, 2011 through May 15, 2011, respectively, and a loss of $0.1 million for the year ended December 31, 2010.